                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10215

                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Traci A. Thelen, Secretary
                  Financial Investors Variable Insurance Trust
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                             ----------------------
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2003
                                             -----------------

Item 1.   REPORTS TO SHAREHOLDERS

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT

DECEMBER 31, 2003


[FIRST HORIZON(TM) LOGO]

FIRST HORIZON FUNDS

-    Are NOT insured by the FDIC or any other governmental agency.

- Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

- Involve investment risks, including the possible loss of the principal amount invested.

FIRST HORIZON
ANNUAL REPORT

PORTFOLIO MANAGEMENT

                                                       GROWTH & INCOME PORTFOLIO
                                                               DECEMBER 31, 2003


[PHOTO OF DAVID THOMPSON]

                                                        DAVID THOMPSON, MBA, CFA
                                               15 YEARS OF INVESTMENT EXPERIENCE


[PHOTO OF MARK CRONIN]

                                                                MARK CRONIN, CFA
                                               19 YEARS OF INVESTMENT EXPERIENCE

HOW DID THE FUND PERFORM?

The First Horizon Growth & Income Portfolio gained 28.60% in 2003, compared to the S&P 500 Index return of 28.67%. The Portfolio lost (1.35)% in the first quarter of the year and gained 15.18% in the second quarter. The Portfolio returned 2.38% in the third quarter, and 10.55% for the final quarter of 2003.

WHY DID THE FUND PERFORM THIS WAY?

During the first half of the year, the Portfolio was driven by the strong performances of its holdings in the consumer discretionary and financial sectors. Retail stocks did well in the first two quarters, after rebounding from disappointing 2002 holiday sales. In the financial sector, improved credit quality and a slight pickup in activity helped to fuel strong earnings.

In contrast to the corresponding period in 2002, the second half of 2003 resulted in analysts raising earnings estimates and economists forecasting improved economic growth. During the third quarter, the stock market posted a positive return, as the S&P 500 Index gained 2.65%. Corporate profits continued to recover with S&P 500 earnings also posting a gain of 17.5%. Information technology was the leading sector in the quarter with a return of 10.80%, as orders for computing/electronic products continued their year over year growth.

The best performing stocks in the Portfolio during the period included FleetBoston Financial Corp., which gained 46% as BankAmerica bid to acquire the Boston-based banking firm. Texas Instruments Inc. was another top performer, as the company continued to benefit from an improving environment in the technology sector. One of the weakest performing stocks in the Portfolio was Kohl's, as the retailer suffered disappointing same store sale results versus 2002.

WHAT IS YOUR OUTLOOK FOR 2004?

For 2004, our outlook remains optimistic due to a strengthening economy, low inflation and interest rates, and continuing improved earnings. While all major sectors of the market produced positive returns in 2003, we believe stock selection will be of paramount importance in 2004. As always, we will continue to seek and select the stocks of quality companies that we believe are being sold at attractive valuations due to short-term problems.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FIRST HORIZON GROWTH & INCOME PORTFOLIO AND THE S&P 500 INDEX.

[CHART]

             S&P 500 INDEX   FIRST HORIZON GROWTH & INCOME PORTFOLIO
 8/20/2001      $ 10,000                    $   10,000
                $  9,681                    $    9,780
                $  8,900                    $    9,230
                $  9,070                    $    9,390
                $  9,765                    $   10,040
12/31/2001      $  9,851                    $   10,068
                $  9,708                    $    9,698
                $  9,520                    $    9,317
                $  9,878                    $    9,658
                $  9,280                    $    9,047
                $  9,211                    $    8,927
 6/30/2002      $  8,555                    $    8,186
                $  7,889                    $    7,576
                $  7,940                    $    7,726
                $  7,078                    $    6,815
                $  7,700                    $    7,386
                $  8,152                    $    7,876
12/31/2002      $  7,674                    $    7,439
                $  7,474                    $    7,339
                $  7,362                    $    7,299
                $  7,433                    $    7,339
                $  8,045                    $    8,092
                $  8,468                    $    8,483
 6/30/2003      $  8,576                    $    8,453
                $  8,727                    $    8,584
                $  8,897                    $    8,594
                $  8,803                    $    8,654
                $  9,300                    $    9,226
                $  9,382                    $    9,276
12/31/2003      $  9,874                    $    9,567

PERFORMANCE AS OF DECEMBER 31, 2003

AVERAGE ANNUAL TOTAL RETURN (1)            1 YEAR    SINCE INCEPTION (8/20/01)
------------------------------------------------------------------------------
First Horizon Growth & Income Portfolio     28.60%            (1.86)%
S&P 500 Index                               28.67%            (0.53)%
------------------------------------------------------------------------------

The total return figures represent past performance. Past performance is not indicative of future results and current performance may be lower or higher than the performance quoted. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. To obtain the most recent month-end performance, please call (877) 846-0741.

FIRST HORIZON
ANNUAL REPORT

                                                  CAPITAL APPRECIATION PORTFOLIO
                                                               DECEMBER 31, 2003

PORTFOLIO MANAGEMENT

[PHOTO OF PORTFOLIO MANAGERS]

A team of Portfolio Managers is responsible for the day-to-day operations of the Portfolio. The team is led by GERALD S. FREY, Managing Director/Chief Investment Officer, growth equities of Delaware Investments who has 23 years of professional experience.

OTHER TEAM MEMBERS

MARSHALL T. BASSETT, Senior Vice President/Portfolio Manager, Consumer and Retail Sector Specialty
JOHN A. HEFFERN, Senior Vice President/Portfolio, Business & Financial Services Sector
FRANCIS J. HOUGHTON, JR. (not pictured), SENIOR VICE PRESIDENT/PORTFOLIO MANAGER, HEALTHCARE SECTOR SPECIALTY
JEFFREY W. HYNOSKI, Vice President/Portfolio Manager, Technology Sector
Specialty
STEVEN T. LAMPE, Vice President/Portfolio Manager, Healthcare Sector Specialty LORI P. WACHS, Vice President/Portfolio Manager, Consumer & Retail Sector Specialty

HOW DID THE FUND PERFORM?

The First Horizon Capital Appreciation Portfolio returned 42.28% for the 12-month period ended Dec 31, 2003. Comparatively, the Russell 2000 Growth Index increased 48.54% for the same period. The Portfolio gained 12.98% during the fourth quarter of 2003, while the Russell 2000 Growth Index gained 12.68%.

WHY DID THE FUND PERFORM THIS WAY?

Improving sentiment regarding an overall economic rebound drove stocks higher over the past year. Small-capitalization stocks outperformed larger stocks with the Russell 2000 Index up considerably more than the large-capitalization Russell 1000 Index. The rally was broad-based as the majority of stocks posted solid gains during the year and all 11 sectors of the Russell 2000 Growth Index were up more than 30%. Starting with the second quarter of 2003, stocks have risen for three consecutive quarters, which marks the longest sustained rally since 1999.

Among individual stocks, Urban Outfitters, Inc. was the biggest positive contributor to the Portfolio's performance as it was up more than 200% due to reported strong earnings and sales gains. Coach, Inc. was another retailer that posted solid results during the period as the stock was up by more than 100%. O2Micro International, Ltd. was one of the Portfolio's best performing technology stocks.

CV Therapeutics was one of the biggest negative contributors to the Portfolio's performance during the period as it declined almost 20% after receiving disappointing news concerning its developmental drug for angina. As a result, we reduced the Portfolio's holdings in the stock. First Horizon Pharmaceuticals was another company that experienced a large dip based on reduced earnings estimates and we have since exited from the position.

WHAT IS YOUR OUTLOOK FOR 2004?

The market's strength over the past year has given hope that the long bear market may finally be at an end. For 2004, our outlook for the overall economy remains positive, as leading indicators continue to show signs that point to a sustainable improvement. As we move into the New Year, we remain committed to finding and holding the stocks of companies that we believe may have solid competitive advantages and may be able to thrive in the current environment.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX.

[CHART]

             RUSSELL 2000 GROWTH INDEX    FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
 8/20/2001            $ 10,000                                $  10,000
                      $  9,792                                $   9,860
                      $  8,212                                $   8,630
                      $  9,002                                $   9,380
                      $  9,753                                $   9,960
12/31/2001            $ 10,361                                $  10,900
                      $  9,992                                $  10,520
                      $  9,346                                $   9,970
                      $ 10,158                                $  10,610
                      $  9,938                                $  10,530
                      $  9,357                                $  10,170
 6/30/2002            $  8,563                                $   9,630
                      $  7,240                                $   8,510
                      $  7,232                                $   8,550
                      $  6,704                                $   8,060
                      $  7,039                                $   8,450
                      $  7,732                                $   9,230
12/31/2002            $  7,194                                $   8,870
                      $  6,995                                $   8,610
                      $  6,804                                $   8,380
                      $  6,900                                $   8,680
                      $  7,549                                $   9,460
                      $  8,395                                $  10,440
 6/30/2003            $  8,549                                $  10,680
                      $  9,193                                $  11,190
                      $  9,683                                $  11,560
                      $  9,433                                $  11,170
                      $ 10,245                                $  11,980
                      $ 10,575                                $  12,610
12/31/2003            $ 10,616                                $  12,620

PERFORMANCE AS OF DECEMBER 31, 2003

AVERAGE ANNUAL TOTAL RETURN (1)                 1 YEAR    SINCE INCEPTION (8/20/01)
-----------------------------------------------------------------------------------
First Horizon Capital Appreciation Portfolio     42.28%            10.34%
Russell 2000 Growth Index                        48.54%             2.56%
-----------------------------------------------------------------------------------

The total return figures represent past performance. Past performance is not indicative of future results and current performancemay be lower or higher than the performance quoted. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. To obtain the most recent month-end performance, please call (877) 846-0741.

FIRST HORIZON
ANNUAL REPORT

                                                               DECEMBER 31, 2003

DEFINITION OF INDICES

STANDARD & POOR'S 500 INDEX is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It is an unmanaged index with an average market capitalization of $18 billion.

RUSSELL 2000(R) INDEX, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $490 million; the median market capitalization was approximately $395 million. The index had a total market capitalization range of approximately $128 millon to $1.3 billion.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

IMPORTANT LEGAL DISCLOSURE

(1) Total return is the change in the value of an investment in the Portfolio after reinvesting all income and capital gains. It is calculated by dividing the change in total investment value by the initial value of the investment. Total return figures are net of all portfolio expenses and reflect all fee waivers and/or reimbursements. Without these fee waivers and/or reimbursements, total return would have been lower. The inception date of each Portfolio is August 20, 2001. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures represent past performance and are not indicative of future results. Total return figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

[DELOITTE & TOUCHE LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:

We have audited the accompanying statements of assets and liabilities, including the Portfolios of investments, of Financial Investors Variable Insurance Trust (the "Trust"), comprising the Growth & Income and Capital Appreciation Portfolios as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period August 20, 2001 (inception) to December 31, 2001. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Financial Investors Variable Insurance Trust as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

[DELOITTE TOUCHE TOHMATSU LOGO]

Denver, Colorado
February 2, 2004

FIRST HORIZON
ANNUAL REPORT

                                                       GROWTH & INCOME PORTFOLIO
                                                               DECEMBER 31, 2003

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                          VALUE
                                                                             SHARES      (NOTE 1)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 89.8%
CONSUMER DISCRETIONARY - 15.9%
MEDIA - 9.8%
Comcast Corp., Class A*                                                      15,164   $    474,330
McGraw-Hill Co., Inc.                                                         2,870        200,670
Omnicom Group, Inc.                                                           4,722        412,372
                                                                                      ------------

TOTAL MEDIA                                                                              1,087,372
                                                                                      ------------

MOTORCYCLE MANUFACTURERS - 1.0%
Harley Davidson Inc                                                           2,275        108,131
                                                                                      ------------

RETAILING - 5.1%
Home Depot, Inc.                                                             10,760        381,872
Kohl's Corp.*                                                                 4,000        179,760
                                                                                      ------------

TOTAL  RETAILING                                                                           561,632
                                                                                      ------------

TOTAL CONSUMER DISCRETIONARY                                                             1,757,135
                                                                                      ------------

CONSUMER STAPLES - 8.8%
FOOD, BEVERAGE & TOBACCO - 7.5%
Costco Wholesale Corp.*                                                      11,963        444,784
Pepsico, Inc.                                                                 8,372        390,303
                                                                                      ------------

TOTAL  FOOD, BEVERAGE & TOBACCO                                                            835,087
                                                                                      ------------

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
Colgate-Palmolive Co.                                                         2,775        138,889
                                                                                      ------------

TOTAL CONSUMER STAPLES                                                                     973,976
                                                                                      ------------

ENERGY - 3.2%
ENERGY - 3.2%
Exxon Mobil Corp.                                                             8,600        352,600
                                                                                      ------------

TOTAL ENERGY                                                                               352,600
                                                                                      ------------

FINANCIALS - 28.2%
BANKS - 5.2%
FleetBoston Financial Corp.                                                   3,439        150,112
Wells Fargo & Co.                                                             7,205        424,302
                                                                                      ------------

TOTAL BANKS                                                                                574,414
                                                                                      ------------

DIVERSIFIED FINANCIALS - 10.4%
Capital One Financial Corp.                                                   7,825   $    479,594
Federal Home Loan Mortgage Corp.                                                858         50,039
Federal National Mortgage Association                                         2,700        202,662
J. P. Morgan Chase & Co.                                                     11,500        422,395
                                                                                      ------------

TOTAL DIVERSIFIED FINANCIALS                                                             1,154,690
                                                                                      ------------

INSURANCE - 12.6%
AFLAC, Inc.                                                                  10,700        387,126
American International Group, Inc.                                            6,810        451,367
Fidelity National Financial, Inc.                                             3,100        120,218
XL Capital Ltd., Class A                                                      5,537        429,394
                                                                                      ------------

TOTAL INSURANCE                                                                          1,388,105
                                                                                      ------------

TOTAL FINANCIALS                                                                         3,117,209
                                                                                      ------------

HEALTHCARE - 11.1%
HEALTHCARE EQUIPMENT & SUPPLIES - 3.2%
Medtronic, Inc.                                                               7,403        359,860
                                                                                      ------------

PHARMACEUTICALS & BIOTECHNOLOGY - 7.9%
Cardinal Health, Inc.                                                         6,175        377,663
Pfizer, Inc.                                                                 14,080        497,447
                                                                                      ------------

TOTAL PHARMACEUTICALS & BIOTECH.                                                           875,110
                                                                                      ------------

TOTAL HEALTHCARE                                                                         1,234,970
                                                                                      ------------

INDUSTRIALS - 4.6%
CAPITAL GOODS - 3.4%
General Electric Co.                                                         12,179        377,305
                                                                                      ------------

COMMERCIAL SERVICES & SUPPLIES - 1.2%
Equifax, Inc.                                                                 5,655        138,548
                                                                                      ------------

TOTAL INDUSTRIALS                                                                          515,853
                                                                                      ------------

INFORMATION TECHNOLOGY - 13.3%
SOFTWARE - 3.5%
Microsoft Corp.                                                              13,972        384,789
                                                                                      ------------

                                                                                          VALUE
                                                                             SHARES      (NOTE 1)
--------------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 9.8%
Flextronics International, Ltd.*                                             18,200   $    270,088
Hewlett-Packard Co.                                                          11,125        255,541
Intel Corp.                                                                  10,736        345,699
Texas Instruments, Inc.                                                       7,176        210,831
                                                                                      ------------

TOTAL TECHNOLOGY HARDWARE
    & EQUIPMENT                                                                          1,082,159
                                                                                      ------------

TOTAL INFORMATION TECHNOLOGY                                                             1,466,948
                                                                                      ------------

TELECOMMUNICATIONS - 4.7%
TELECOMMUNICATION SERVICES - 4.7%

Vodafone Group, plc ADR                                                      20,615        516,200
                                                                                      ------------

TOTAL TELECOMMUNICATIONS                                                                   516,200
                                                                                      ------------

TOTAL COMMON STOCKS                                                                      9,934,891
  (Cost $8,600,153)                                                                   ------------

MONEY MARKET MUTUAL FUNDS - 10.2%
SSgA Prime Money Market Fund                                                561,445        561,445
SSgA U.S. Treasury Money Market Fund                                        561,412        561,412
                                                                                      ------------

TOTAL MONEY MARKET
    MUTUAL FUNDS                                                                         1,122,857
  (Cost $1,122,857)                                                                   ------------

TOTAL INVESTMENTS - 100.0%                                                            $ 11,057,748
  (Cost $9,723,010)                                                                   ============

* NON-INCOME PRODUCING SECURITY

ADR - AMERICAN DEPOSITARY RECEIPT

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
ANNUAL REPORT

                                                  CAPITAL APPRECIATION PORTFOLIO
                                                               DECEMBER 31, 2003

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

DUE                                                           DISCOUNT    PRINCIPAL       VALUE
DATE                                                            RATE       AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.0%
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES - 7.0%
01/06/04                                                          1.03%   $ 100,000   $     99,988
01/14/04                                                          1.02%      90,000         89,971
01/16/04                                                          0.88%      60,000         59,979
                                                                                      ------------

TOTAL U.S. GOVERNMENT &
      AGENCY OBLIGATIONS                                                                   249,938
(Cost $249,938)                                                                       ------------

                                                                             SHARES
                                                                             ------
COMMON STOCKS  - 92.9%
BUSINESS SERVICES - 5.7%
Advisory Board Company*                                                       2,100         73,311
eSpeed Inc.*                                                                  1,700         39,797
Gevity HR, Inc.                                                               3,100         68,944
Integrated Electrical Service Company*                                        2,200         20,350
                                                                                      ------------

TOTAL BUSINESS SERVICES                                                                    202,402
                                                                                      ------------

CAPITAL GOODS - 1.3%
Varian, Inc.*                                                                 1,100         45,903
                                                                                      ------------

TOTAL CAPITAL GOODS                                                                         45,903
                                                                                      ------------

CONSUMER DURABLES - 1.7%
Gentex Corp.                                                                    900         39,744
WCI Communities, Inc.*                                                        1,100         22,671
                                                                                      ------------

TOTAL CONSUMER DURABLES                                                                     62,415
                                                                                      ------------

CONSUMER NON-DURABLES - 13.0%
Coach, Inc.*                                                                  1,800         67,950
Cost Plus, Inc.*                                                              1,900         77,900
Guitar Centers, Inc.*                                                           900         29,322
Hibbett Sporting Goods, Inc.*                                                 3,300         98,340
Krispy Kreme Doughnuts, Inc.*                                                   500         18,300
PC Mall Inc*                                                                  1,700         27,455
Tractor Supply Company*                                                       1,300         50,557
Urban Outfitters, Inc.*                                                       2,500         92,625
                                                                                      ------------

TOTAL CONSUMER NON-DURABLES                                                                462,449
                                                                                      ------------

CONSUMER SERVICES - 10.7%
Cheesecake Factory, Inc.*                                                     1,100         48,433
Extended Stay America, Inc.                                                   1,500         21,720

                                                                                          VALUE
                                                                             SHARES     (NOTE 1)
                                                                             ------   ------------
First Cash Financial Services, Inc.*                                          2,300   $     58,974
Four Seasons Hotel, Inc.                                                        700         35,805
LIN TV Corp.*                                                                 1,900         49,039
Mediacom Communications Corp.*                                                6,000         52,020
Rare Hospitality Int'l, Inc.*                                                 1,800         43,992
Rewards Network Inc. *                                                        2,800         29,848
Sonic Corp.*                                                                  1,400         42,868
                                                                                      ------------

TOTAL CONSUMER SERVICES                                                                    382,699
                                                                                      ------------

FINANCIALS - 18.2%
Brookline Bancorp, Inc.                                                       2,300         35,282
Capital Source Inc.*                                                          3,700         80,216
Delphi Financial Group, Inc.                                                  2,250         81,000
Downey Financial Corp.                                                        2,100        103,530
Franklin Bank Corp.*                                                            600         11,400
R&G Financial Corp., Class B                                                  2,300         91,540
RAIT Investment Trust                                                         1,700         43,520
Redwood Trust, Inc.                                                           1,000         50,850
Seacoast Financial Svs Corp.                                                    700         19,187
South Financial Group, Inc.                                                   1,500         41,790
Westcorp                                                                      2,500         91,375
                                                                                      ------------

TOTAL FINANCIALS                                                                           649,690
                                                                                      ------------

HEALTHCARE - 22.1%
Abgenix, Inc*                                                                 2,400         29,904
Align Technology, Inc. *                                                      4,600         75,992
Axonyx Inc.*                                                                  4,300         20,941
CV Therapeutics*                                                                500          7,330
Conceptus, Inc.*                                                              5,900         62,658
Connetics Corp. *                                                             2,800         50,848
Cubist Pharmaceuticals*                                                       4,900         59,584
Inspire PharMaceuticals, Inc.*                                                2,300         32,568
IntraBiotics Pharmaceuticals, Inc.*                                             850         13,685
Medicis Pharmaceutical Corp.                                                  1,300         92,690
NPS Pharmaceutical, Inc. *                                                    1,000         30,740
Nektar Therapeutics*                                                          5,200         70,772
Neurochem*                                                                    3,300         77,850
Neurocrine Biosciences, Inc.*                                                   200         10,908
North American Scientific*                                                    1,000         10,500
Pain Therapeutics, Inc.*                                                      5,700         39,615
Protein Design Labs, Inc.*                                                    2,700         48,330
XOMA, Ltd.*                                                                   8,200         54,120
                                                                                      ------------

TOTAL HEALTHCARE                                                                           789,035
                                                                                      ------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                                          VALUE
                                                                             SHARES      (NOTE 1)
--------------------------------------------------------------------------------------------------
TECHNOLOGY - 18.2%
Agile Software Corp.*                                                         6,400   $     63,360
Asyst Technology Corp.*                                                       2,700         46,845
Brooks Automation*                                                            2,600         62,842
Ciena Corp.*                                                                  1,526         10,133
Corillian Corp. *                                                             4,900         30,919
Cymer, Inc.*                                                                  1,500         69,285
Integral Systems, Inc.*                                                       3,400         73,168
Manhattan Associates*                                                         1,000         27,640
O2Micro International, Ltd.*                                                  4,600        103,040
Skyworks Solutions, Inc.*                                                     8,100         70,470
Tekelec*                                                                      1,700         26,435
Tessera Technologies*                                                         1,900         35,739
Varian Semiconductor*                                                           700         30,583
                                                                                      ------------

TOTAL TECHNOLOGY                                                                           650,459
                                                                                      ------------

TRANSPORTATION - 2.0%
Heartland Express, Inc.                                                       1,403         33,939
Knight Transportation, Inc.*                                                  1,400         35,910
                                                                                      ------------

TOTAL TRANSPORTATION                                                                        69,849
                                                                                      ------------

TOTAL COMMON STOCKS                                                                      3,314,901
  (Cost $2,685,842)                                                                   ------------

MONEY MARKET MUTUAL FUNDS - 0.1%
SSgA Prime Money Market Fund                                                    874            874
SSgA U.S. Treasury Money Market Fund                                            863            863
                                                                                      ------------

TOTAL MONEY MARKET
  MUTUAL FUNDS                                                                               1,737
  (Cost $1,737)                                                                       ------------

TOTAL INVESTMENTS - 100.0%                                                            $  3,566,576
  (Cost $2,937,517)                                                                   ============

* NON-INCOME PRODUCING SECURITY

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
ANNUAL REPORT

                                                               DECEMBER 31, 2003

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                        GROWTH & INCOME    CAPITAL APPRECIATION
                                                        ---------------------------------------
ASSETS:
Investments, at value (Cost- see below)                 $    11,057,748    $          3,566,576
Cash                                                            625,629                       0
Dividends receivable                                             10,996                     854
Interest receivable                                                 830                      14
Receivable for portfolio shares sold                                  0                     641
Receivable for securities sold                                        0                  12,714
Receivable from investment adviser                                    0                     136
                                                        ---------------------------------------
     Total assets                                            11,695,203               3,580,935
                                                        ---------------------------------------

LIABILITIES:
Payable for investments purchased                                46,541                  54,384
Payable for portfolio shares redeemed                             5,808                  17,252
Accrued investment advisory fee                                   3,458                   1,733
Accrued administration fee                                        1,943                     585
Accrued co-administration fee                                       486                       0
Accrued 12b-1 fee                                                 2,215                     677
Other payables                                                   27,076                  12,080
                                                        ---------------------------------------
     Total Liabilities                                           87,527                  86,711
                                                        ---------------------------------------
NET ASSETS                                              $    11,607,676    $          3,494,224
                                                        =======================================

Cost of investments                                     $     9,723,010    $          2,937,517
                                                        =======================================

COMPOSITION OF NET ASSETS:
Paid in capital                                         $    10,634,653    $          2,828,103
Over-distributed net investment income                           (1,929)                      0
Accumulated net investment loss                                       0                  (1,784)
Accumulated net realized gain (loss) on investments            (359,786)                 38,846
Net unrealized appreciation in value of investments           1,334,738                 629,059
                                                        ---------------------------------------
NET ASSETS                                              $    11,607,676    $          3,494,224
                                                        =======================================

NET ASSET VALUE PER SHARE:
Net Assets                                              $    11,607,676    $          3,494,224
Shares of beneficial interest outstanding                     1,221,217                 276,887
Net asset value and redemption price per share          $          9.51    $              12.62

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        GROWTH & INCOME    CAPITAL APPRECIATION
                                                        ---------------------------------------
INVESTMENT INCOME:
Interest                                                $         6,060    $              2,472
Dividends                                                       102,181                  13,103
                                                        ---------------------------------------
     Total Income                                               108,241                  15,575
                                                        ---------------------------------------

EXPENSES:
Investment advisory fee (Note 4)                                 54,718                  16,964
Administration fee (Note 5)                                      15,634                   4,524
Co-Administration fee (Note 5)                                    3,908                   1,131
Audit & tax                                                      14,596                   3,673
Custody                                                          11,416                   9,771
12b-1 fee                                                        19,542                   5,654
Trustees                                                          6,207                   1,558
Legal                                                             3,539                   1,275
Registration                                                        505                     588
Printing                                                          2,099                     707
Insurance                                                           455                     145
Other                                                             7,266                   3,336
                                                        ---------------------------------------
     Total Expenses Before Waiver                               139,885                  49,326
Expenses waived  (Note 6)                                       (40,956)                 (4,532)
Expenses reimbursed by investment adviser (Note 6)              (12,785)                (15,337)
                                                        ---------------------------------------
     Net Expenses                                                86,144                  29,457
                                                        ---------------------------------------

NET INVESTMENT INCOME (LOSS)                                     22,097                 (13,882)
                                                        ---------------------------------------

Net realized gain (loss) on investments                         (12,056)                192,638
Change in net unrealized appreciation/depreciation            2,027,836                 646,303
                                                        ---------------------------------------
Net gain on investments                                       2,015,780                 838,941
                                                        ---------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS              $     2,037,877    $            825,059
                                                        =======================================

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 GROWTH & INCOME                  CAPITAL APPRECIATION
                                                         ------------------------------------------------------------------
                                                                   FOR THE YEAR                        FOR THE YEAR
                                                                ENDED DECEMBER 31,                  ENDED DECEMBER 31,
                                                             2003              2002              2003              2002
                                                         ------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $     22,097       $    10,417       $   (13,882)      $   (11,438)
Net realized gain (loss) on investments                       (12,056)         (347,730)          192,638          (125,765)
Change in net unrealized appreciation/depreciation          2,027,836          (723,900)          646,303          (127,428)
                                                         ------------------------------------------------------------------
Net increase (decrease) in net assets from operations       2,037,877        (1,061,213)          825,059          (264,631)
                                                         ------------------------------------------------------------------

DISTRIBUTIONS:
From net investment income                                    (21,959)          (13,235)                -                 -
From capital gains - short term                                     -            (2,688)                -                 -
                                                         ------------------------------------------------------------------
Net decrease in net assets from distributions                 (21,959)          (15,923)                -                 -
                                                         ------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
Proceeds from sales of shares                               5,382,460         4,686,544         1,308,665           808,814
Reinvested dividends                                           21,959            15,922                 -                 -
Cost of shares redeemed                                    (1,051,477)         (493,338)         (119,290)         (195,896)
                                                         ------------------------------------------------------------------
Net increase in net assets from share transactions          4,352,942         4,209,128         1,189,375           612,918
                                                         ------------------------------------------------------------------

Net Increase in Net Assets                                  6,368,860         3,131,992         2,014,434           348,287
                                                         ------------------------------------------------------------------

NET ASSETS:
Beginning of period                                         5,238,816         2,106,824         1,479,790         1,131,503
                                                         ------------------------------------------------------------------
End of period                                            $ 11,607,676(1)    $ 5,238,816(1)    $ 3,494,224(2)    $ 1,479,790(2)
                                                         ==================================================================

(1) Includes Over-distributed net investment income of:  $     (1,929)      $    (2,664)                -                 -

(2) Includes accumulated net investment loss of:                    -                 -       $   ($1,784)      $    (2,464)

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
ANNUAL REPORT

                                                               DECEMBER 31, 2003

FINANCIAL HIGHLIGHTS

                                                                               GROWTH & INCOME
                                                                ----------------------------------------------
                                                                       FOR THE YEAR             FOR THE PERIOD
                                                                          ENDED                      ENDED
                                                                      DECEMBER 31,                DECEMBER 31,
                                                                   2003           2002             2001 **
                                                                ----------------------------------------------
SELECTED PER-SHARE DATA
Net asset value - beginning of period                           $     7.41     $    10.06       $        10.00
                                                                ----------------------------------------------
Income from investment operations:
Net investment income (loss)                                          0.02           0.02                 0.00(3)
Net realized and unrealized gain (loss)
   on investments                                                     2.10          (2.65)                0.07
                                                                ----------------------------------------------
Total from investment operations                                      2.12          (2.63)                0.07
                                                                ----------------------------------------------

DISTRIBUTIONS:
From net investment income                                           (0.02)         (0.02)               (0.01)
From net realized gain                                                   -           0.00(3)                 -
                                                                ----------------------------------------------
Total distributions                                                  (0.02)         (0.02)               (0.01)
                                                                ----------------------------------------------
Net asset value - end of period                                 $     9.51     $     7.41       $        10.06
                                                                ==============================================

TOTAL RETURN (4)                                                     28.60%        (26.11)%               0.68%(2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                 $   11,608     $    5,239       $        2,107
Ratio of expenses to average net assets                               1.10%          1.10%                1.10%(1)
Ratio of net investment income (loss) to average net assets           0.28%          0.28%                0.17%(1)
Ratio of expenses to average net assets without fee waivers           1.79%          3.07%                1.99%(1)
Ratio of net investment loss to average net assets
   without fee waivers                                               (0.40)%        (1.69)%              (0.72%)(1)
Portfolio turnover rate                                                 36%            43%                   9%

                                                                            CAPITAL APPRECIATION
                                                                --------------------------------------------
                                                                      FOR THE YEAR            FOR THE PERIOD
                                                                          ENDED                    ENDED
                                                                      DECEMBER 31,             DECEMBER 31,
                                                                   2003           2002             2001**
                                                                --------------------------------------------
SELECTED PER-SHARE DATA
Net asset value - beginning of period                           $     8.87     $    10.90     $        10.00
                                                                --------------------------------------------
Income from investment operations:
Net investment income (loss)                                         (0.04)         (0.06)             (0.02)
Net realized and unrealized gain  (loss)
   on investments                                                     3.79          (1.97)              0.92
                                                                --------------------------------------------
Total from investment operations                                      3.75          (2.03)              0.90
                                                                --------------------------------------------

DISTRIBUTIONS:
From net investment income                                               -              -                  -
From net realized gain                                                   -              -                  -

                                                                --------------------------------------------
Total distributions                                                      -              -                  -
                                                                --------------------------------------------
Net asset value - end of period                                 $    12.62     $     8.87     $        10.90
                                                                ============================================

TOTAL RETURN (4)                                                     42.28%        (18.62)%             9.00%(2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                 $    3,494     $    1,480     $        1,132
Ratio of expenses to average net assets                               1.30%          1.30%              1.30%(1)
Ratio of net investment income (loss) to average net assets          (0.61)%        (0.89)%            (0.49%)(1)
Ratio of expenses to average net assets without fee waivers           2.18%          4.27%              2.24%(1)
Ratio of net investment loss to average net assets
   without fee waivers                                               (1.49)%        (3.87)%            (1.43%)(1)
Portfolio turnover rate                                                 72%           120%                59%


(1) Annualized

(2) Total Returns for periods less than one year are not annualized.

(3) Less than $.005 per share.

(4) Total return would have been lower had various fees not been waived during the period.

**  FOR THE PERIOD AUGUST 20, 2001 (INCEPTION) TO DECEMBER 31, 2001

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
ANNUAL REPORT

                                                               DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 2000. The financial statements herein relate to the Trust's First Horizon Funds that include the Growth & Income and Capital Appreciation Portfolios (the Portfolios). The Portfolios are sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable annuity contracts or other investment products.

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

SECURITY VALUATION: Securities of the Portfolios are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate market value.

INCOME TAXES: It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and each Portfolio intends to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

EXPENSES: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions for the Portfolios are declared and paid annually. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may differ from its ultimate characterization for federal income tax purposes. Accordingly, for the fiscal year ended December 31, 2003, the effects of certain differences were reclassified. The Growth & Income Portfolio decreased paid in capital, accumulated net investment loss and accumulated net realized loss by $606, $597 and $9, respectively. The Capital Appreciation Portfolio decreased accumulated net investment loss and accumulated net realized gain by $14,562. Net assets of the portfolios were unaffected by the reclassifications and the calculation of net investment income in the Financial Highlights excludes these adjustments. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain (loss) was recorded by the Portfolio.

The tax character of the distributions paid by the Growth & Income Portfolio during the years ended December 31, 2003 and 2002 was as follows:

                                            2003         2002
                                          ---------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                           $ 21,959     $ 15,923
                                          ---------------------
  Total                                   $ 21,959     $ 15,923
                                          =====================

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                  GROWTH & INCOME   CAPITAL APPRECIATION
                                                  --------------------------------------
Accumulated net realized gain (loss)                $  (273,758)         $   41,548
Net unrealized appreciation                           1,248,710             626,357
Cumulative effect of other timing differences            (1,929)             (1,784)
                                                  --------------------------------------
  Total                                             $   973,023          $  666,121
                                                  ======================================

The primary difference between book and tax appreciaton/depreciation is wash sale loss deferrals of $86,028 for the Growth & Income Portfolio and $2,702 for the Capital Appreciation Portfolio.

At December 31, 2003, the Growth & Income Portfolio had available for federal income tax purposes an unused capital loss carryover of $273,758 expiring December 31, 2010.

OTHER: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. SHARES OF BENEFICIAL INTEREST

On December 31, 2003, there was an unlimited number of no par value shares of beneficial interest authorized for each Portfolio. Transactions in shares of beneficial interest were as follows:

                                                 GROWTH & INCOME        CAPITAL APPRECIATION
                                              -----------------------------------------------
                                                  FOR THE YEAR             FOR THE YEAR
                                               ENDED DECEMBER 31,        ENDED DECEMBER 31,
                                                 2003       2002          2003      2002
                                              -----------------------------------------------
Shares sold                                    642,144       560,990     121,361       85,631
Shares issued as reinvestment of dividends       2,377         2,126           -            -
Shares redeemed                               (130,744)      (65,203)    (11,366)     (22,531)
                                              -----------------------------------------------
Net increase in shares                         513,777       497,913     109,995       63,100
                                              ===============================================

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term securities, for the year ended December 31, 2003, aggregated $5,655,835 and $2,569,954, respectively, for the Growth & Income Portfolio and $2,652,116 and $1,508,993, respectively, for the Capital Appreciation Portfolio.

Net unrealized appreciation of investments based on federal tax cost were as follows:

                                                       GROWTH & INCOME   CAPITAL APPRECIATION
                                              -----------------------------------------------
AS OF DECEMBER 31, 2003

Gross appreciation (excess of value over tax cost)      $  1,382,125         $   702,822
Gross depreciation (excess of tax cost over value)          (133,415)            (76,465)
                                              -----------------------------------------------
Net unrealized appreciation                             $  1,248,710         $   626,357
                                              ===============================================
Cost of investments for income tax purposes             $  9,809,038         $ 2,940,219
                                              ===============================================

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS

For managing its investment and business affairs, the Growth & Income Portfolio pays First Tennessee Bank National Association ("First Tennessee"), a monthly management fee at the annual rate of .70% of its average net assets. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to the Growth & Income Portfolio.

Highland Capital Management Corp. ("Highland") serves as the sub-adviser of the Growth & Income Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. Highland is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .50% of Growth & Income Portfolio's average net assets.

First Tennessee and Delaware Management Company ("DMC") serve as co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Capital Appreciation Portfolio. The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .15% of its average net assets. The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .60% of its average net assets.

5. ADMINISTRATOR, CO-ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. ("ALPS") and ALPS Distributors, Inc. ("ADI") serve as Administrator and Distributor, respectively, for the Trust under separate Administration and General Distribution Agreements. ALPS is entitled to receive administration fees from each Portfolio, computed daily and payable monthly, at the annual rate of .20% of average net assets. In addition to administration services, the administration fee also covers the costs of fund accounting, shareholder servicing and transfer agency services.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive co-administration fees from each Portfolio at the annual rate of .05% of average net assets.

The Trustees have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of each Portfolio. Each Plan provides for payments to ADI at the annual rate of 0.25% of average net assets.

6. WAIVER OF EXPENSES

For the year ended December 31, 2003, First Tennessee agreed to reimburse fund expenses and/or waive a portion of its fees to the extent necessary for the Growth & Income and Capital Appreciation Portfolios to maintain a total expense ratio of not more than 1.10% and 1.30%, respectively.

7. TRUSTEES (Unaudited)

The Trust's Board of Trustees oversees the overall management of each Portfolio of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEE

                                                TERM OF OFFICE, LENGTH OF
                          POSITION(S) HELD      TIME SERVED AND NUMBER        PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS AND OTHER
NAME, ADDRESS & AGE       WITH FUNDS            OF PORTFOLIOS OVERSEEN        DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander (76)  Trustee and Chairman  W. Robert Alexander has been  Mr. Alexander is the Chief Executive Officer of ALPS
                                                a trustee since December 5,   Mutual Funds Services, Inc., and ALPS Distributors,
1625 Broadway                                   2000 and oversees 2           Inc., which provide administration and distribution
Suite 2200                                      portfolios in the fund        services, respectively, for proprietary mutual fund
Denver, CO 80202                                complex.                      complexes. Mr. Alexander was Vice Chairman of First
                                                                              Interstate Bank of Denver, responsible for Trust,
                                                                              Private Banking, Retail Banking, Cash Management
                                                                              Services and Marketing. Mr. Alexander is currently a
                                                                              member of the Board of Trustees of the Hunter and
                                                                              Hughes Trusts. Because of his affiliation with ALPS
                                                                              Mutual Funds Services and ALPS Distributors, Mr.
                                                                              Alexander is considered an "interested" Trustee of
                                                                              the Trust.

INDEPENDENT TRUSTEES

Mary K. Anstine (63)      Trustee               Mary K. Anstine has been a    Ms. Anstine is president and CEO of HealthONE
                                                trustee since December 5,     Alliance, the nonprofit partner of the HCA-HealthONE
1625 Broadway                                   2000 and oversees 2           joint venture that owns the HealthONE hospital
Suite 2200                                      portfolios in the fund        system. She is responsible for the organization's 109
Denver, CO 80202                                complex.                      employees and assets totaling more than $150 million.
                                                                              HealthONE Alliance supports health education, research
                                                                              and philanthropy, providing more than $4 million in
                                                                              grants to the community.

                                                                              Ms. Anstine is a trustee for the A.V. Hunter Trust,
                                                                              the Boy Scouts of America/Denver Area Council and the
                                                                              Financial Investors Trust. She also is an advisory
                                                                              board member for the Girl Scouts of America/Mile High
                                                                              Council, on the board of directors for the
                                                                              Alzheimer's Association, Rocky Mountain Chapter and
                                                                              Colorado Uplift.

Robert E. Lee (68)        Trustee               Robert E. Lee has been a      Mr. Lee was a commercial bank executive of First
                                                trustee since December 16,    Interstate from 1980 through 1989. He is currently a
1625 Broadway                                   2003 and oversees 2           Director of the following: Storage Technology
Suite 2200                                      portfolios in the fund        Corporation; ING Financial Services - North America;
Denver, CO 80202                                complex.                      Meredith Capital Corporation; Source Capital
                                                                              Corporation; and Emeritus - The Denver Foundation.
                                                                              Mr. Lee is also a Trustee of Financial Investors
                                                                              Trut.

John R. Moran, Jr. (73)   Trustee               John R. Moran, Jr. has been   Mr. Moran is President of The Colorado Trust, a
                                                a trustee since December 5,   private foundation serving the health and well-being
1625 Broadway                                   2000 and oversees 2           of the people of Colorado. An attorney, Mr. Moran was
Suite 2200                                      portfolios in the fund        formerly a partner with the firm of Kutak Rock &
Denver, CO 80202                                complex.                      Campbell in Denver, Colorado and a member of the
                                                                              Colorado House of Representatives. Currently, Mr.
                                                                              Moran is a member of the Treasurer's Investment
                                                                              Advisory Committee for the University of Colorado and
                                                                              a Trustee of the Robert J. Kutak Foundation; Director
                                                                              of the Colorado Wildlife Heritage Foundation.

8. INCOME TAX INFORMATION (Unaudited)

For the fiscal year ended December 31, 2003, 100% of the Growth & Income Portfolio's dividends from investment income qualify for the corporate dividend-received deduction.

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                                       20

                       THIS PAGE INTENTIONALLY LEFT BLANK


INVESTMENT ADVISER - GROWTH & INCOME PORTFOLIO
FIRST TENNESSEE BANK NATIONAL ASSOCIATION
MEMPHIS, TENNESSEE

SUB-ADVISER - GROWTH & INCOME PORTFOLIO
HIGHLAND CAPITAL MANAGEMENT CORPORATION
MEMPHIS, TENNESSEE

CO-INVESTMENT ADVISERS - CAPITAL APPRECIATION PORTFOLIO
FIRST TENNESSEE BANK NATIONAL ASSOCIATION
MEMPHIS, TENNESSEE

DELAWARE MANAGEMENT COMPANY
PHILADELPHIA, PENNSYLVANIA

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS MUTUAL FUNDS SERVICES, INC.
DENVER, COLORADO

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
DENVER, COLORADO

CO-ADMINISTRATOR
FIRST TENNESSEE BANK NATIONAL ASSOCIATION
MEMPHIS, TENNESSEE

LEGAL COUNSEL
DAVIS GRAHAM & STUBBS LLP
DENVER, COLORADO

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
DENVER, COLORADO

CUSTODIAN
STATE STREET BANK & TRUST
BOSTON, MASSACHUSETTS

THESE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE
FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. PLEASE READ
IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

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
FIRST HORIZON FUNDS   1625 BROADWAY, SUITE 2200, DENVER, COLORADO 80202   (877) 846-0741

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Item 2.     CODE OF ETHICS

   (a) The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

   (b) Not applicable.

   (c) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

   (d) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

   (e) Not applicable.

   (f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Registrant has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Robert E. Lee as the Registrant's "audit committee financial expert." Mr. Lee is "independent" as defined in paragraph
(a)(2) of Item 3 to Form N-CSR.

Item 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

   (a) AUDIT FEES: For the Registrant's fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $16,000 and $15,000, respectively.

   (b) AUDIT-RELATED FEES: In the Registrant's fiscal years ended December 31, 2003 and December 31, 2002, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this item.

   (c) TAX FEES: In the Registrant's fiscal years ended December 31, 2003 and December 31, 2002, aggregate fees of $3,500 and $2,400, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The fiscal year 2003 and 2002 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

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   (d)    ALL OTHER FEES: In the Registrant's fiscal years ended December 31,
          2003 and December 31, 2002, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

   (e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

   (e)(2) No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f)    Not applicable.

   (g)    Not applicable.

   (h)    Not applicable.

Item 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

Item 6.     SCHEDULE OF INVESTMENTS.

N/A

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

N/A

Item 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

Item 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

N/A

Item 10.    CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

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(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's most recent second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    EXHIBITS

(a)(1) The code of ethics that applies to the Registrant's principal executive officer and principal financial officer is attached hereto as EX-11.A.1.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended is attached hereto as Ex-99.Cert.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended is attached hereto as Ex-99.906Cert. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

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                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:    /s/Edmund Burke
       ---------------
       Edmund Burke
       President

Date:  March 5, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Edmund Burke
       ---------------
       Edmund Burke
       President

Date:  March 5, 2004

By:    /s/Jeremy O. May
       ----------------
       Jeremy O. May
       Treasurer

Date:  March 5, 2004